Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2025
Accrued Expenses And Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31, 2025	March 31, 2024
Accrued expenses	$534,987	$890,162
Staff salaries and benefits payable	383,732	242,041
Advance from employees	—	3,865
Value-added tax payable	1,941,066	1,476,554
Other taxes and surcharges payable	4,111	1,504
Other payables	—	10,784
Total	$2,863,896	$2,624,910